TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2023
TAX SITUATION [Abstract]
Reconciliation Between the Statutory Income Tax Rate and Effective Tax Rate
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:
	2023		2022		2021
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Perú	(2,040.9)	(29.50)	(2,022.5)	(29.50)	(1,573.2)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	52.8	0.77	(75.8)	(1.11)	(12.8)	(0.24)
(ii) Provision tax on dividends	(235.7)	(3.44)	(168.4)	(2.46)	(78.6)	(1.47)
(iii) Non-taxable income, net	335.3	4.59	156.2	2.29	3.6	0.06
Income tax and effective income tax rate	(1,888.5)	(27.58)	(2,110.5)	(30.78)	(1,661.0)	(31.15)

Income Tax Expenses
b)	Income tax expense for the years ended December 31, 2023, 2022 and 2021 comprises:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Current -
In Perú	1,669,370	1,799,467	945,937
In other countries	295,169	197,971	167,657
	1,964,539	1,997,438	1,113,594

Deferred -
In Perú	(28,734)	37,447	548,920
In other countries	(47,354)	75,616	(1,527)
	(76,088)	113,063	547,393
Total	1,888,451	2,110,501	1,660,987

Deferred Income Tax
c)	The following table presents a summary of the Group’s deferred income tax:

	2023	2022
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	1,023,000	1,108,687
Provision for profit sharing	70,908	73,402
Provision for sundry expenses and risks	59,984	35,393
Carry forward tax losses	63,668	50,675
Provision for pending vacations	32,370	31,724
Depreciation of improvements for leased premises	20,436	23,762
Unrealized losses due to valuation of investments at fair value through other comprehensive income	5,837	5,160
Provision of Stock awards	13,821	45,510
Unrealized losses due to valuation of investments at fair value through other comprehensive income	39,364	71,214
Unrealized gain from valuation of fair value hedging derivatives	–	8,246
Others	209,491	120,239

Deferred liability
Intangibles, net	(176,271)	(253,696)
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(45,016)	(61,858)
Buildings depreciation	(63,839)	(64,462)
Deferred acquisitions costs	(16,070)	(16,537)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(3,743)	(1,099)
Buildings revaluation	(2,552)	(3,113)
Unrealized gain in valuation on cash flow hedge derivatives	(804)	(5,262)
Others	(48,389)	(33,238)
Total	1,182,195	1,134,747

	2023	2022
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	12,395	21,192
Carry forward tax losses	19,757	19,757
Unrealized losses due to valuation of investments at fair value through other comprehensive income	8,731	41,146
Provision for workers profit sharing	17,897	12,911
Deferred income from commissions on remuneration	5,274	4,992
Others	8,674	10,270

Deferred liability
Intangibles, net	(36,569)	(37,315)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs	(8,186)	(22,991)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(13,846)	(10,716)
Reserve for reinstatement premium costs and deductibles	(10,942)	(11,251)
Leasing operations related to loans	(3,038)	(3,224)
Buildings revaluation	(3,296)	(3,296)
Others	(64,853)	(56,965)
Total	(107,517)	(75,005)

Income Tax Returns of Major Subsidiaries Open for Examination by Tax Authorities
d)
The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016, 2017, 2020 to 2023
Mibanco	2018, 2021 to 2023
Pacífico Compañía de Seguros y Reaseguros	2018 to 2023
Credicorp Capital Servicios Financieros	2018 to 2023
Credicorp Capital Perú	2018 to 2023
Credicorp Capital Holding Perú S.A.A.	2018 to 2023
Grupo Credito	2018 to 2023

Income Tax Returns of Major Subsidiaries Auditing the Sworn Declaration by Tax Authorities	It is worth mentioning that the Tax Authority is auditing the sworn declaration of:
Banco de Crédito del Perú	2019
Mibanco	2021
Grupo Crédito	2017

Annual Income Tax Declarations Pending Examination by the Overseas Tax Authorities
The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax the subsidiaries to Credicorp located in said countries, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses. The annual income tax declarations pending examination by the overseas tax authorities are the following:
Banco de Crédito de Bolivia	2015 to 2023
Credicorp Capital Colombia	2017 to 2023
Mibanco Colombia	2019 to 2023